Intangible assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	€ 21	€ 163
Increases	(17)	(141)
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	4	21
Gross book value of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	717	710
Increases	5	11
Decreases	0	(5)
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	722	717
Gross book value of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	65	65
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	65	65
Gross book value of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	651	584
Increases	5	11
Decreases	0	(5)
Transfer	0	61
Currency translation	0	0
Intangible assets at end of period	657	651
Gross book value of intangible assets | Intangible assets in progress
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	0	61
Increases	0	0
Decreases	0	0
Transfer	0	(61)
Currency translation	0	0
Intangible assets at end of period	0	0
Accumulated depreciation of intangible assets
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(695)	(548)
Increases	(22)	(152)
Decreases	0	5
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(717)	(695)
Accumulated depreciation of intangible assets | Patents
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(65)	(65)
Increases	0	0
Decreases	0	0
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	(65)	(65)
Accumulated depreciation of intangible assets | Software
Disclosure of detailed information about intangible assets [line items]
Intangible assets at beginning of period	(630)	(483)
Increases	(22)	(152)
Decreases	0	5
Transfer	0	0
Currency translation	0	0
Intangible assets at end of period	€ (652)	€ (630)